INVESTMENTS IN AVAILABLE FOR SALE SECURITIES AT FAIR VALUE	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
INVESTMENTS IN AVAILABLE FOR SALE SECURITIES AT FAIR VALUE

11. INVESTMENTS IN AVAILABLE FOR SALE SECURITIES AT FAIR VALUE

The following table provides a detailed breakdown of short-term investments (in thousands) as reported in the Consolidated Statements of Financial Positions:

Description	Estimated Fair Value December 31, 2022	Deposit / (Withdraw)	Dividends, Interest & Income	Gross Unrealized Gains / (Losses)	Estimated Fair Value December 31, 2023
Cash Investments	-	6,368	163	-	6,531
Fixed Income	6,997	277	-	323	7,597
Fixed Income – Mutual Funds	840	(847)	-	7	-
Investment Certificate	55	39	-	-	94
Total	7,892	5,837	163	330	14,222

Investment securities are recorded at fair value. The Company’s investment securities portfolio consists primarily of cash investments, debt securities issued by U.S. government agencies, local municipalities and certain corporate entities. The products in the Company’s investment portfolio have maturity dates ranging from less than one year to over 20 years.

The fair value of investment securities is impacted by interest rates, credit spreads, market volatility, and liquidity conditions. Net unrealized gains and losses in the portfolio are included in Other Comprehensive Income (Loss).